STOCK - BASED COMPENSATION (Details) - shares		12 Months Ended
	Sep. 26, 2024	Dec. 31, 2025
STOCK - BASED COMPENSATION
Percentage of shares issuable under plan to issued and outstanding ordinary shares	10.00%
Automatic increase in shares as percentage of total outstanding ordinary shares	3.00%
2024 Equity Incentive Plan | Restricted shares units
STOCK - BASED COMPENSATION
Number of shares granted		4,563,745
Number of units vested		4,563,745